Annual Fund Operating Expenses - KraneShares Photonic and Optical ETF - KraneShares Photonic and Optical ETF	Jul. 08, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.01%	[2]
Expenses (as a percentage of Assets)	1.00%

[1]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[2]	Based on estimated amounts for the current fiscal year.